GENERAL (Business Acquisition) (Details) € in Thousands, $ in Thousands						12 Months Ended
	Dec. 29, 2015 USD ($)	Jul. 08, 2015 USD ($)	Jul. 08, 2015 EUR (€)	Jun. 02, 2015 USD ($) m²	Jun. 02, 2015 EUR (€) m²	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Acquisition costs, including real estate taxes						$ 2,352
300 South Riverside Plaza [Member]
Business Acquisition [Line Items]
Payment for acquisition	$ 12,900
Acquisition costs	$ 242
Interest percentage in joint venture	30.00%
Retail Portfolio In Germany [Member]
Business Acquisition [Line Items]
Square footage of real estate property acquired | m²				37,000	37,000
Payment for acquisition		$ 5,224		$ 26,249
Acquisition costs, including real estate taxes						2,352
Retail Portfolio In Germany [Member] | Euro [Member]
Business Acquisition [Line Items]
Payment for acquisition | €			€ 4,750		€ 24,000
Acquisition costs, including real estate taxes						$ 2,075